Fair Value Measurements	12 Months Ended
Dec. 31, 2015
Centennial Resource Production, LLC (Centennial OpCo) and Celero Energy Company, L.P.
Fair Value Measurements

Note 6—Fair Value Measurements

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The Predecessor has categorized its assets and liabilities measured at fair value, based on the priority of inputs to the valuation technique, into a three‑level fair value hierarchy. Level 1 inputs are the highest priority and consist of unadjusted quoted prices in active markets for identical assets and liabilities. Level 2 are inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. Level 3 are unobservable inputs for an asset or liability.

The following table is a listing of the Predecessor’s assets and liabilities that are measured at fair value and where they were classified within the fair value hierarchy as of December 31, 2015:

	Level 1	Level 2	Level 3
Assets:
Derivative instruments, net(1)	$—	$21,113	$—

(1)This represents financial assets or liabilities that are measured at fair value on a recurring basis.

The following table is a listing of the Predecessor’s assets and liabilities that are measured at fair value and where they were classified within the fair value hierarchy as of December 31, 2014:

	Level 1	Level 2	Level 3
Assets:
Derivative instruments, net(1)	$—	$36,787	$—
Unproved oil and gas properties(2)	$—	$—	$5,705

(1)This represents a financial asset or liability that is measured at fair value on a recurring basis.

(2)This represents a non‑financial asset that is measured at fair value on a nonrecurring basis.

Both financial and non‑financial assets and liabilities are categorized within the above fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The following is a description of the valuation methodologies used by the Predecessor as well as the general classification of such instruments pursuant to the above fair value hierarchy. There were no transfers between Level 1, Level 2 or Level 3 during any period presented.

Derivatives

The Predecessor uses Level 2 inputs to measure the fair value of its derivative instruments. The fair value of all derivative instruments is estimated with industry‑standard models that consider various assumptions, including quoted forward prices for commodities, time value, volatility factors and current market and contractual prices for the underlying instruments, as well as other relevant economic measures. The fair value of all derivative instruments is estimated using a combined income and market valuation methodology based upon forward commodity price and volatility curves. The curves are obtained from independent pricing services, and the Predecessor has made no adjustments to the obtained prices. The independent pricing services publish observable market information from multiple brokers and exchanges. All valuations were compared against counterparty valuations to verify the reasonableness of prices. The Predecessor also considers counterparty credit risk and its own credit risk in its determination of all estimated fair values. The Predecessor has consistently applied these valuation techniques in all periods presented and believes it has obtained the most accurate information available for the types of derivative contracts it holds. The Predecessor recognizes transfers between levels at the end of the reporting period for which the transfer has occurred.

Nonrecurring Fair Value Measurements

Unproved oil and natural gas property costs are evaluated for impairment and reduced to fair value when there is an indication that the carrying costs may not be recoverable. To measure the fair value of the unproved properties, the Predecessor uses a market approach, which takes into account further development plans, risk weighted potential resource recovery, and estimated reserve values (if any). The Predecessor recorded a $13.8 million impairment related to certain unproved oil and natural gas properties for the year ended December 31, 2014.

The fair value measurements of assets acquired and liabilities assumed are measured on a nonrecurring basis on the acquisition date using an income valuation technique based on inputs that are not observable in the market and therefore represent Level 3 inputs. Significant inputs to the valuation of acquired oil and natural gas properties include estimates of: (i) reserves; (ii) production rates; (iii) future operating and development costs; (iv) future commodity prices, including price differentials; (v) future cash flows; and (vi) a market participant‑based weighted average cost of capital rate. These inputs require significant judgments and estimates by the Predecessor’s management at the time of the valuation. Refer to Note 4—Acquisitions and Divestitures for additional information on the fair value of assets acquired.

Other Financial Instruments

The carrying amounts of the Predecessor’s cash, cash equivalents, accounts receivable, accounts payable, and accrued expenses approximate fair value due to the short‑term maturities and/or liquid nature of these assets and liabilities. The carrying values of the amounts outstanding under the credit agreement approximate fair value because the variable interest rates are reflective of current market conditions.